Business Segments (Summary Of Net Revenue, Operating Expenses And Profit By Business Segment) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segment Reporting Information [Line Items]
Net revenue	¥ 3,593.5		¥ 3,523.0		¥ 3,600.1
Operating expenses	2,098.7		2,128.0		2,199.2
Operating profit (loss)	1,494.8		1,395.0		1,400.9
BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	2,344.3		2,312.2		2,158.8
Net revenue, Net interest income	1,342.3		1,386.7		1,451.7
Net revenue, Net fees	543.3		532.5		550.2
Net revenue, Other	458.7		393.0		156.9
Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	1,249.2	[1]	1,210.8	[1]	1,441.3	[1]
Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	1,274.1		1,348.4		1,436.6
Operating expenses	903.6		945.1		988.3
Operating profit (loss)	370.5		403.3		448.3
Integrated Retail Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	617.6		636.4		661.4
Net revenue, Net interest income	479.2		511.8		541.2
Net revenue, Net fees	131.6		117.4		108.7
Net revenue, Other	6.8		7.2		11.5
Integrated Retail Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	656.5	[1]	712.0	[1]	775.2	[1]
Integrated Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	884.8		900.7		896.5
Operating expenses	447.7		464.2		473.1
Operating profit (loss)	437.1		436.5		423.4
Integrated Corporate Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	792.3		800.3		790.4
Net revenue, Net interest income	420.1		431.8		441.6
Net revenue, Net fees	306.2		310.8		338.2
Net revenue, Other	66.0		57.7		10.6
Integrated Corporate Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	92.5	[1]	100.4	[1]	106.1	[1]
Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	140.5		148.6		152.3
Operating expenses	87.3		88.1		86.3
Operating profit (loss)	53.2		60.5		66.0
Integrated Trust Assets Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	55.7		59.5		61.2
Net revenue, Net fees	55.7		59.5		61.2
Integrated Trust Assets Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	84.8	[1]	89.1	[1]	91.1	[1]
Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	653.1		605.3		606.3
Operating expenses	398.1		374.0		370.6
Operating profit (loss)	255.0		231.3		235.7
Integrated Global Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	291.1		241.5		222.9
Net revenue, Net interest income	156.4		122.6		126.5
Net revenue, Net fees	122.6		104.9		105.0
Net revenue, Other	12.1		14.0		(8.6)
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	362.0	[1]	363.8	[1]	383.4	[1]
Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	401.1		338.1		341.0
Operating expenses	225.1		200.7		203.9
Operating profit (loss)	176.0		137.4		137.1
Other Than UNBC [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	291.1		241.5		222.9
Net revenue, Net interest income	156.4		122.6		126.5
Net revenue, Net fees	122.6		104.9		105.0
Net revenue, Other	12.1		14.0		(8.6)
Other Than UNBC [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	110.0	[1]	96.6	[1]	118.1	[1]
UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	252.0		267.2		265.3
Operating expenses	173.0		173.3		166.7
Operating profit (loss)	79.0		93.9		98.6
UNBC [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	252.0	[1]	267.2	[1]	265.3	[1]
Global Markets [Member]
Segment Reporting Information [Line Items]
Net revenue	690.7		560.7		597.4
Operating expenses	96.6		105.7		113.6
Operating profit (loss)	594.1		455.0		483.8
Global Markets [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	638.6		620.9		520.6
Net revenue, Net interest income	274.0		314.7		355.1
Net revenue, Net fees	(11.1)		(9.8)		(13.1)
Net revenue, Other	375.7		316.0		178.6
Global Markets [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	52.1	[1]	(60.2)	[1]	76.8	[1]
Other [Member]
Segment Reporting Information [Line Items]
Net revenue	(49.7)		(40.7)		(89.0)
Operating expenses	165.4		150.9		167.3
Operating profit (loss)	(215.1)		(191.6)		(256.3)
Other [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	(51.0)		(46.4)		(97.7)
Net revenue, Net interest income	12.6		5.8		(12.7)
Net revenue, Net fees	(61.7)		(50.3)		(49.8)
Net revenue, Other	(1.9)		(1.9)		(35.2)
Other [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	¥ 1.3	[1]	¥ 5.7	[1]	¥ 8.7	[1]

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.